Related parties transactions - Key management compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Cash and other compensation	$ 19.3	$ 12.8	$ 12.5
Post-employment benefits	0.9	1.1	0.9
Equity-based compensation	20.9	9.2	10.7
Total	$ 41.1	$ 23.1	$ 24.1